Derivative Financial Instruments and Risk Management Policies - Sensitivity of Foreign Currency Gains and Losses and of Equity Changes in Exchange Rates (Details) € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
All currencies vs EUR
Change
Increase in exchange rate (in percentage)	10.00%
Decrease in exchange rate	(10.00%)
Impact on the consolidated income statement
Increase in net income	€ (17)
Decrease in net income	17
Impact on consolidated equity
Decrease in consolidated equity	(598)
Increase in consolidated equity	€ 598
USD vs EUR
Change
Increase in exchange rate (in percentage)	10.00%
Decrease in exchange rate	(10.00%)
Impact on the consolidated income statement
Increase in net income	€ (1)
Decrease in net income	1
Impact on consolidated equity
Decrease in consolidated equity	(56)
Increase in consolidated equity	€ 56
Other currencies vs EUR
Change
Increase in exchange rate (in percentage)	10.00%
Decrease in exchange rate	(10.00%)
Impact on the consolidated income statement
Increase in net income	€ (12)
Decrease in net income	12
Impact on consolidated equity
Decrease in consolidated equity	(51)
Increase in consolidated equity	€ 51
Latin American currencies vs USD
Change
Increase in exchange rate (in percentage)	10.00%
Decrease in exchange rate	(10.00%)
Impact on the consolidated income statement
Increase in net income	€ (4)
Decrease in net income	4
Impact on consolidated equity
Decrease in consolidated equity	(491)
Increase in consolidated equity	€ 491